Property and Equipment - Schedule of Geographic Location (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	$ 39,338	$ 44,325
Uruguay
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	33,692	36,428
Argentina
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	437	807
Spain
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	771	861
Netherlands
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	4,251	5,896
Other countries
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	$ 187	$ 333